WARRANTS ON CONVERTIBLE NOTES - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 shares
SHAREHOLDER RIGHTS PLAN
Fair value of warrants		$ 28,527		¥ 1,490,844		¥ 200,000
Fair value change on warrants liability	¥ 964,594	$ (185,619)	¥ (1,292,244)	¥ (2,251,427)	¥ (12,615,466)
Maximum
SHAREHOLDER RIGHTS PLAN
Warrants issued to purchase of Group's ADS							4,778,846